Related Party Transactions - Narrative (Details) $ in Millions	6 Months Ended
	Jun. 30, 2023 USD ($) rig	Jun. 30, 2022 rig	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Deferred finance charges | $	$ 10.0			$ 4.9
Magni Partners Limited | Related party
Related Party Transaction [Line Items]
Deferred finance charges | $			$ 1.3
Perfomex
Related Party Transaction [Line Items]
Number of rigs		3
Number of rigs on bareboat charter	5
Perfomex II
Related Party Transaction [Line Items]
Number of rigs		2